Trade Payables	12 Months Ended
Dec. 31, 2022
Disclosure of trade and other payables [abstract]
TRADE PAYABLES

Note 12: - Trade Payables

	December 31,
	2022	2021
	U.S. Dollars in thousands

Open debts mainly in USD	$12,731	$7,354
Open debts in EUR	10,629	9,174
Open debts in NIS	9,557	8,576
Total Trade Payables	$32,917	$25,104